Other Current Liabilities	12 Months Ended
Dec. 31, 2025
Other Current Liabilities
Other Current Liabilities

Note 15.  Other Current Liabilities

	December 31,	December 31,
	2024	2025

	(in thousands)
Accrued payroll and related expenses	$17,139	14,370
Accrued mask, mold fees and other expenses for RD	10,651	17,352
Received in advance from disposal of land	7,383	—
Accrued software maintenance	7,215	8,323
Lease liabilities	3,708	1,752
Payable for purchases of building and equipment	3,160	3,336
Allowance for sales return and discounts	207	588
Provision on onerous inventory contract	138	2,550
Accrued insurance, welfare expenses, professional fee and others	13,994	20,172
	$63,595	68,443

The activity in the sales return and discounts is as follows:

Allowance for sales return and discounts

	Balance at			Balance at
	beginning	Charges to	Amounts	end of
Period	of year	earnings	utilized	year

	(in thousands)
Year 2023	$2,180	20,429	(22,057)	552
Year 2024	$552	12,879	(13,224)	207
Year 2025	$207	11,400	(11,019)	588